Note 18 - Commitments and Guarantees	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
18.	COMMITMENTS AND GUARANTEES

Commitments for each of the next
five
years and thereafter are as follows:

As at
June 30, 2018

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total
Premises and equipment leasing	$3,676	$7,959	$7,659	$7,581	$26,875
Gas, electricity and non-commodity contracts	1,606,528	1,391,632	256,316	78,447	3,332,923
	$1,610,204	$1,399,591	$263,975	$86,028	$3,359,798

Just Energy has entered into leasing contracts for office buildings and administrative equipment. These leases have a leasing period of between one
and
eight
years.
No
purchase options are included in any major leasing contracts. Just Energy is also committed under long-term contracts with customers to supply gas and electricity. These contracts have various expiry dates and renewal options.

Guarantees

Pursuant to separate arrangements with Westchester Fire Insurance Company, Travelers Casualty and Surety Company of America, Berkley Insurance Company and Charter Brokerage LLC, Just Energy has issued surety bonds to various counterparties including states, regulatory bodies, utilities and various other surety bond holders in return for a fee and/or meeting certain collateral posting requirements. Such surety bond postings are required in order to operate in certain states or markets. Total surety bonds issued as at
June 30, 2018
amounted to
$58.6
million.

As at
June 30, 2018,
Just Energy had total letters of credit outstanding in the amount of
$103.9
million (Note
11
(a)).